SCHEDULE OF TRANSACTION AND BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Aug. 13, 2021
Related Party Transaction [Line Items]
Research and development expenses		$ 120	$ 96
Financial expenses related to convertible loan		635	1,129
Interest on loan		2		[1]
Short term loan granted to others			15
Short term loan		82				$ 670
Convertible notes		1,814	1,431
Current Assets [Member]
Related Party Transaction [Line Items]
Short term loan granted to others			15
Current Liabilities [Member]
Related Party Transaction [Line Items]
Short term loan		82
Convertible notes			1,431
Accounts payable		120	20
Accrued compensation		1,384	838
Non Current Liabilities [Member]
Related Party Transaction [Line Items]
Convertible notes		1,814
Related Party [Member]
Related Party Transaction [Line Items]
Research and development expenses		105			$ 74
Research and Development Expense [Member] | Directors Compensation And Fees To Officers [Member]
Related Party Transaction [Line Items]
Research and development expenses		105	74
General and Administrative Expense [Member] | Directors Compensation And Fees To Officers [Member]
Related Party Transaction [Line Items]
General and administrative expenses	[1]	2,184	919
General and Administrative Expense [Member] | Share Based Compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	[1]	702	404
Financing Expenses [Member]
Related Party Transaction [Line Items]
Financial expenses related to convertible loan		$ 637	$ 1,129

[1]	Less than 1 thousand